Note 10 - Property, Plant and Equipment, Net - Components of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	$ 5,824,801	$ 6,193,181
End of the year	5,556,263	5,824,801
Land and civil buildings [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	690,163
End of the year	663,491	690,163
Industrial buildings, plant and production equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	4,864,817
End of the year	4,543,523	4,864,817
Vehicles, furniture and fixtures [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	67,291
End of the year	61,959	67,291
Work in progress [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	147,429
End of the year	252,379	147,429
Spare parts and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	55,101
End of the year	34,911	55,101
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	14,522,526	14,498,005
Currency translation adjustment	(74,584)	(149,899)
Increase due to business combinations	187
Additions	346,067	213,717
Disposals / Consumptions	(394,361)	(56,146)
Transfers / Reclassifications	(16,188)	21,421
Decrease due to sale of subsidiaries		(4,572)
End of the year	14,383,647	14,522,526
Gross carrying amount [member] | Land and civil buildings [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	830,104	839,584
Currency translation adjustment	(1,601)	(5,084)
Increase due to business combinations
Additions		8
Disposals / Consumptions	(22,569)	(6,652)
Transfers / Reclassifications	9,829	2,448
Decrease due to sale of subsidiaries		(200)
End of the year	815,763	830,104
Gross carrying amount [member] | Industrial buildings, plant and production equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	13,064,541	13,079,545
Currency translation adjustment	(71,347)	(138,839)
Increase due to business combinations
Additions	2,271	15,238
Disposals / Consumptions	(322,886)	(35,130)
Transfers / Reclassifications	184,915	148,037
Decrease due to sale of subsidiaries		(4,310)
End of the year	12,857,494	13,064,541
Gross carrying amount [member] | Vehicles, furniture and fixtures [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	420,930	414,757
Currency translation adjustment	(1,838)	(5,042)
Increase due to business combinations
Additions	734	1,171
Disposals / Consumptions	(33,562)	(7,582)
Transfers / Reclassifications	16,221	17,688
Decrease due to sale of subsidiaries		(62)
End of the year	402,485	420,930
Gross carrying amount [member] | Work in progress [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	147,429	102,226
Currency translation adjustment	376	(365)
Increase due to business combinations	187
Additions	334,912	192,470
Disposals / Consumptions	(3,372)	(150)
Transfers / Reclassifications	(227,153)	(146,752)
Decrease due to sale of subsidiaries
End of the year	252,379	147,429
Gross carrying amount [member] | Spare parts and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	59,522	61,893
Currency translation adjustment	(174)	(569)
Increase due to business combinations
Additions	8,150	4,830
Disposals / Consumptions	(11,972)	(6,632)
Transfers / Reclassifications
Decrease due to sale of subsidiaries
End of the year	55,526	59,522
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	(8,697,725)	(8,304,824)
Currency translation adjustment	(53,198)	(103,149)
Disposals / Consumptions	359,195	31,768
Impairment charge (See note 5)	76,043	56,671
Transfers / Reclassifications	(21,723)
Decrease due to sale of subsidiaries		620
Depreciation charge	487,732	471,767
End of the year	(8,827,384)	(8,697,725)
Accumulated depreciation, amortisation and impairment [member] | Land and civil buildings [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	(139,941)	(132,458)
Currency translation adjustment	(289)	(1,292)
Disposals / Consumptions	955	961
Impairment charge (See note 5)
Transfers / Reclassifications	(2)
Decrease due to sale of subsidiaries
Depreciation charge	13,577	9,736
End of the year	(152,272)	(139,941)
Accumulated depreciation, amortisation and impairment [member] | Industrial buildings, plant and production equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	(8,199,724)	(7,830,120)
Currency translation adjustment	(51,283)	(97,236)
Disposals / Consumptions	321,334	24,379
Impairment charge (See note 5)	75,722	51,470
Transfers / Reclassifications	(21,506)
Decrease due to sale of subsidiaries		567
Depreciation charge	432,648	440,316
End of the year	(8,313,971)	(8,199,724)
Accumulated depreciation, amortisation and impairment [member] | Vehicles, furniture and fixtures [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	(353,639)	(342,246)
Currency translation adjustment	(1,756)	(4,621)
Disposals / Consumptions	32,485	6,428
Impairment charge (See note 5)	321	780
Transfers / Reclassifications	(215)
Decrease due to sale of subsidiaries		53
Depreciation charge	21,022	21,715
End of the year	(340,526)	(353,639)
Accumulated depreciation, amortisation and impairment [member] | Work in progress [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year
Currency translation adjustment
Disposals / Consumptions
Impairment charge (See note 5)
Transfers / Reclassifications
Decrease due to sale of subsidiaries
Depreciation charge
End of the year
Accumulated depreciation, amortisation and impairment [member] | Spare parts and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	(4,421)
Currency translation adjustment	130
Disposals / Consumptions	4,421
Impairment charge (See note 5)		4,421
Transfers / Reclassifications
Decrease due to sale of subsidiaries
Depreciation charge	20,485
End of the year	$ (20,615)	$ (4,421)